NOTE 4 – CAPITAL STOCK (Details Narrative) - USD ($)	1 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	May 28, 2021	May 24, 2021	Jan. 29, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 09, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized				2,000,000,000	2,000,000,000
Common Stock, Par or Stated Value Per Share				$ 0.001	$ 0.001
Preferred Stock, Shares Authorized				10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share				$ 0.001	$ 0.001
Stock Issued During Period, Value, New Issues					$ 266,721
Stock Issued During Period, Shares, Issued for Services					7,500,000
Shares issued for services related to S-1 Registration					$ 2,399,250
Stock Issued During Period, Shares, Acquisitions	600,000,000	600,000,000
Intangible Assets, Current					$ 12,000,000
Common Stock, Shares, Outstanding				754,280,000	786,300,000
Common Stock, Shares, Issued				754,280,000	786,300,000	129,980,000
Preferred Stock, Shares Issued				0	0
Preferred Stock, Shares Outstanding				0	0
Stock Issued During Period, Value, Acquisitions				$ 600,000	$ 12,000,000
Transitional Period [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized				2,000,000,000		2,000,000,000
Common Stock, Par or Stated Value Per Share				$ 0.001		$ 0.001
Preferred Stock, Shares Authorized				10,000,000		10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share				$ 0.001		$ 0.001	$ 0.001
Stock Issued During Period, Shares, Issued for Services				24,300,000		13,000,000
Shares issued for services related to S-1 Registration				$ 243,000		$ 130,000
Stock Issued During Period, Shares, Acquisitions		600,000,000
Common Stock, Shares, Outstanding				754,280,000		129,980,000
Common Stock, Shares, Issued				754,280,000		129,980,000
Preferred Stock, Shares Issued				0		0	0
Preferred Stock, Shares Outstanding				0		0	0
Issuance Sep 6 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, New Issues					$ 136,721
Stock Issued During Period, Shares, New Issues					280,000
Issuance Dec 21 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, New Issues					$ 130,000
Stock Issued During Period, Shares, New Issues					520,000
A P A Nov 9 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Acquisitions					24,000,000
Shares Issued, Price Per Share								$ 0.50
Officer Issuance [Member] | Transitional Period [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services							1,000,000
Shares issued for services related to S-1 Registration							$ 90,000
Consulting Services
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Acquisitions			600,000,000
Consulting Services | Transitional Period [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Acquisitions			600,000,000
Stock Issued During Period, Value, Acquisitions			$ 600,000